Trade and Other Receivables - Summary of Aging of Trade and other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	$ 9,731	$ 10,064
ECL	(3,525)	(3,686)
Current [member]
Disclosure of trade and other receivables [line items]
Trade receivables	6,114	5,760
ECL	(365)	(274)
Not later than three months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	178	596
ECL	(12)	(73)
Later than three months and not later than six months [member]
Disclosure of trade and other receivables [line items]
Trade receivables	34	52
ECL	(15)	(36)
Later than six months and not later than one year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	88	83
ECL	(64)	(47)
Later Than One Year [member]
Disclosure of trade and other receivables [line items]
Trade receivables	3,317	3,573
ECL	$ (3,069)	$ (3,256)